RESTRICTED NET ASSETS (Tables) - Parent Company	12 Months Ended
Oct. 31, 2020
Schedule of Condensed Balance Sheets

	As of
	October 31, 2020	October 31, 2019
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$220	$—
Deferred offering costs	20	—
Total Current Assets	240	—
NON-CURRENT ASSETS:
Investment in subsidiaries	8,638,773	7,578,894
Total Non-current Assets	8,638,773	7,578,894
Total Assets	$8,639,013	$7,578,894
LIABILITIES AND EQUITY
CURRENT LIABILITIES:
Accrued liabilities and other payables	$300	$—
Total Current Liabilities	300	—
Total Liabilities	300	—
EQUITY:
Ordinary shares, $0.001 par value; 50,000,000 shares authorized; 5,000,000 shares issued and outstanding at October 31, 2020 and 2019 *	5,000	5,000
Additional paid-in capital	7,696,468	7,691,468
Retained earnings	884,076	301,250
Statutory reserve	170,066	118,789
Accumulated other comprehensive loss	(117,392)	(538,087)
Non-controlling interest	495	474
Total Equity	8,638,713	7,578,894
Total Liabilities and Equity	$8,639,013	$7,578,894

Schedule of Condensed Statements of Operations

	For the Years Ended October 31,
	2020	2019	2018
Revenue	$—	$—	$—
Operating expense	5,060	—	—
Loss attributable to Parent Company only	(5,060)	—	—
Share of income from investment in subsidiaries	639,160	175,787	1,121,438
Net income	$634,100	$175,787	$1,121,438

Schedule of Condensed Statements of Cash Flows

	For the Years Ended October 31,
	2020	2019	2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$634,100	$175,787	$1,121,438
Adjustments to reconcile net income to net cash used in operating activities:
Share of income from investment in subsidiaries	(639,160)	(175,787)	(1,121,438)
Changes in operating assets and liabilities:
Accrued liabilities and other payables	300	—	—
NET CASH USED IN OPERATING ACTIVITIES	(4,760)	—	—

CASH FLOWS FROM INVESTING ACTIVITIES:
NET CASH PROVIDED BY INVESTING ACTIVITIES	—	—	—

CASH FLOWS FROM FINANCING ACTIVITIES:
Payments of offering costs	(20)	—	—
Capital contribution from shareholders	5,000	—	—
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,980	—	—

NET INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	220	—	—
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - beginning of year	—	—	—
CASH, CASH EQUIVALENTS AND RESTRICTED CASH - end of year	$220	$—	$—